CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 19, 2019	Dec. 18, 2019	Dec. 31, 2018
NON-CURRENTS ASSETS
Property and equipment	¥ 2,014,904	¥ 1,962,781
Goodwill	6,085,650	6,056,253
Intangible assets	2,526,777	2,584,893
Investment in an associate	1,000
Right-of-use assets	1,651,748	1,773,007			¥ 1,776,102
Deferred tax assets	46,785	59,001
Restricted cash	350	350
Other non-current assets	73,021	106,121
Total non-current assets	12,400,235	12,542,406
CURRENT ASSETS
Inventories	92,268	56,592
Trade receivables	218,971	215,376
Amounts due from related parties	10,129	66,923
Prepayments and other current assets	53,509	38,323
Restricted cash		376,715
Cash and cash equivalents	640,429	1,353,300		¥ 1,494,000
Total current assets	1,015,306	2,107,229
TOTAL ASSETS	13,415,541	14,649,635
CURRENT LIABILITIES
Trade payables	89,056	99,082
Contract liabilities	350,146	270,196
Accrued expenses and other current liabilities	425,940	882,158
Amounts due to related parties	3,283	4,045
Tax payable	1,260	15,278
Lease liabilities	89,181	90,521
Interest-bearing bank borrowings	6,027	400,325
Total current liabilities	964,893	1,761,605
Net current assets/(liabilities)	50,413	345,624
TOTAL ASSETS LESS CURRENT LIABILITIES	12,450,648	12,888,030
NON-CURRENT LIABILITIES
Interest-bearing bank borrowings	2,054,649	2,060,933
Contract liabilities	68,577	67,873
Deferred tax liabilities	665,962	681,715
Lease liabilities	1,595,570	1,661,182
Warrant liabilities	385,486	298,192
Other non-current liabilities	9,016	9,358
Total non-current liabilities	4,779,260	4,779,253
Net assets	7,671,388	8,108,777
Equity attributable to equity holders of the parent
Successor shares	91	91
Capital surplus	8,284,694	8,252,143
Foreign currency translation reserves	58,294	(3,620)
Accumulated deficit	(881,196)	(375,626)
Equity attributable to equity holders of the parent	7,461,883	7,872,988
Non-controlling interests	209,505	235,789
Total equity	7,671,388	8,108,777	¥ 8,333,341	¥ 8,333,341
Ordinary shares
Equity attributable to equity holders of the parent
Successor shares	¥ 91	¥ 91